JPMorgan USD Emerging Markets Sovereign Bond ETF
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 88.3%
Angola — 1.9%
Republic of Angola
8.25%, 5/9/2028 (a)	1,808,000	1,606,634
8.75%, 4/14/2032 (a)	1,716,000	1,438,008
9.38%, 5/8/2048 (a)	619,000	473,071
9.13%, 11/26/2049 (a)	1,891,000	1,407,376
		4,925,089
Azerbaijan — 0.4%
Republic of Azerbaijan
3.50%, 9/1/2032 (a)	1,224,000	1,041,394
3.50%, 9/1/2032 (b)	1,000	851
		1,042,245
Bahrain — 4.4%
CBB International Sukuk Co. 5 SPC 5.62%, 2/12/2024 (a)	1,226,000	1,214,353
CBB International Sukuk Programme Co. SPC
6.25%, 11/14/2024 (a)	279,000	278,529
3.95%, 9/16/2027 (a)	1,815,000	1,692,828
CBB International Sukuk Programme Co. WLL 3.88%, 5/18/2029 (a)	206,000	183,250
Kingdom of Bahrain
6.13%, 8/1/2023 (a)	250,000	249,344
7.00%, 1/26/2026 (a)	882,000	896,774
7.00%, 10/12/2028 (a)	200,000	202,038
7.00%, 10/12/2028 (b)	402,000	406,095
6.75%, 9/20/2029 (a)	1,804,000	1,766,003
5.63%, 9/30/2031 (a)	558,000	506,838
5.45%, 9/16/2032 (a)	1,051,000	917,523
5.25%, 1/25/2033 (a)	1,857,000	1,577,057
5.63%, 5/18/2034 (a)	1,956,000	1,662,967
		11,553,599
Bolivia, Plurinational State of — 0.2%
Plurinational State of Bolivia 4.50%, 3/20/2028 (a)	950,000	562,875
Brazil — 7.9%
Federative Republic of Brazil
8.88%, 4/15/2024	346,000	355,515
4.25%, 1/7/2025	1,029,000	1,014,079
2.88%, 6/6/2025	2,272,000	2,168,056
6.00%, 4/7/2026	2,918,000	3,006,999
4.63%, 1/13/2028	1,537,000	1,502,706
4.50%, 5/30/2029	519,000	492,401
3.88%, 6/12/2030	2,394,000	2,124,675
3.75%, 9/12/2031 (c)	1,677,000	1,440,124
6.00%, 10/20/2033	1,684,000	1,652,004
8.25%, 1/20/2034	380,000	434,578
5.00%, 1/27/2045	1,474,000	1,136,822
4.75%, 1/14/2050	7,200,000	5,211,000
		20,538,959

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Chile — 1.4%
Republic of Chile
2.45%, 1/31/2031	593,000	514,539
2.55%, 7/27/2033	1,648,000	1,353,214
3.10%, 5/7/2041	1,658,000	1,237,075
3.50%, 4/15/2053	272,000	198,951
3.25%, 9/21/2071	400,000	254,575
		3,558,354
China — 0.9%
People's Republic of China
1.95%, 12/3/2024 (a)	400,000	384,200
1.25%, 10/26/2026 (a)	1,027,000	925,455
2.63%, 11/2/2027 (a)	735,000	697,469
3.50%, 10/19/2028 (a)	281,000	276,135
1.75%, 10/26/2031 (a)	200,000	171,788
		2,455,047
Colombia — 6.4%
Republic of Colombia
4.00%, 2/26/2024	358,000	350,795
4.50%, 1/28/2026	200,000	189,600
3.88%, 4/25/2027	878,000	791,188
4.50%, 3/15/2029	2,586,000	2,247,072
3.00%, 1/30/2030	897,000	688,896
3.13%, 4/15/2031	1,557,000	1,155,391
3.25%, 4/22/2032	2,252,000	1,628,196
8.00%, 4/20/2033	200,000	200,788
7.38%, 9/18/2037	2,669,000	2,472,662
6.13%, 1/18/2041	1,889,000	1,473,774
4.13%, 2/22/2042	2,722,000	1,677,092
5.63%, 2/26/2044	1,082,000	779,919
5.00%, 6/15/2045	1,037,000	688,309
5.20%, 5/15/2049	2,637,000	1,752,451
4.13%, 5/15/2051	200,000	116,413
3.88%, 2/15/2061	852,000	462,370
		16,674,916
Costa Rica — 1.3%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	1,566,000	1,561,889
7.00%, 4/4/2044 (a)	490,000	477,750
7.16%, 3/12/2045 (a)	1,219,000	1,206,810
		3,246,449
Dominican Republic — 6.8%
Dominican Republic Government Bond
5.50%, 1/27/2025 (a)	2,120,000	2,086,610
6.88%, 1/29/2026 (a)	1,570,000	1,582,069
5.95%, 1/25/2027 (a)	396,000	386,298
5.95%, 1/25/2027 (b)	198,000	193,149

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Dominican Republic—continued
6.00%, 7/19/2028 (a)	720,000	693,360
6.00%, 7/19/2028 (b)	208,000	200,304
4.50%, 1/30/2030 (a)	3,385,000	2,919,562
4.88%, 9/23/2032 (a)	2,752,000	2,304,456
6.00%, 2/22/2033 (a)	201,000	182,948
5.30%, 1/21/2041 (a)	988,000	764,465
7.45%, 4/30/2044 (b)	302,000	288,032
6.85%, 1/27/2045 (a)	1,221,000	1,079,059
6.85%, 1/27/2045 (b)	357,000	315,499
6.40%, 6/5/2049 (b)	305,000	251,492
6.40%, 6/5/2049 (a)	1,535,000	1,265,704
5.88%, 1/30/2060 (a)	4,151,000	3,071,740
		17,584,747
Ethiopia — 0.2%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	949,000	641,346
Gabon — 0.3%
Gabonese Republic 6.63%, 2/6/2031 (a)	876,000	684,265
Guatemala — 0.5%
Republic of Guatemala 6.13%, 6/1/2050 (a)	1,399,000	1,260,849
Hungary — 1.4%
Hungary Government Bond
5.38%, 3/25/2024	110,000	109,814
6.13%, 5/22/2028 (a)	222,000	225,788
5.25%, 6/16/2029 (a)	778,000	753,347
2.13%, 9/22/2031 (a)	943,000	716,562
7.63%, 3/29/2041	760,000	842,318
3.13%, 9/21/2051 (a)	1,566,000	931,574
		3,579,403
India — 0.5%
Export-Import Bank of India
3.25%, 1/15/2030 (a)	974,000	866,738
2.25%, 1/13/2031 (a)	400,000	325,200
		1,191,938
Indonesia — 2.9%
Perusahaan Penerbit SBSN Indonesia III
4.35%, 9/10/2024 (a)	911,000	905,477
2.80%, 6/23/2030 (a)	918,000	817,766
2.55%, 6/9/2031 (a)	400,000	344,450
Republic of Indonesia
3.85%, 7/18/2027 (a)	600,000	581,363
3.50%, 1/11/2028	1,315,000	1,251,551
4.10%, 4/24/2028	200,000	195,100
8.50%, 10/12/2035 (a)	769,000	1,001,527
6.63%, 2/17/2037 (a)	866,000	993,897
6.63%, 2/17/2037 (b)	145,000	166,415

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Indonesia—continued
7.75%, 1/17/2038 (a)	100,000	125,706
4.20%, 10/15/2050	555,000	470,640
3.05%, 3/12/2051	854,000	617,175
		7,471,067
Iraq — 0.6%
Republic of Iraq 5.80%, 1/15/2028 (a)	1,645,625	1,520,969
Ivory Coast — 0.4%
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (a)	833,000	719,920
6.13%, 6/15/2033 (b)	415,000	358,664
		1,078,584
Jamaica — 1.9%
Jamaica Government Bond
6.75%, 4/28/2028	1,984,000	2,081,712
8.00%, 3/15/2039	204,000	243,780
7.88%, 7/28/2045 (c)	2,327,000	2,684,776
		5,010,268
Jordan — 1.3%
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (b)	346,000	334,820
5.75%, 1/31/2027 (a)	1,447,000	1,367,234
5.85%, 7/7/2030 (a)	1,245,000	1,111,785
7.38%, 10/10/2047 (a)	776,000	646,651
		3,460,490
Kazakhstan — 0.7%
Republic of Kazakhstan
3.88%, 10/14/2024 (b)	350,000	349,738
3.88%, 10/14/2024 (a)	405,000	404,696
5.13%, 7/21/2025 (a)	507,000	521,830
6.50%, 7/21/2045 (a)	591,000	611,611
		1,887,875
Kenya — 2.3%
Republic of Kenya
6.88%, 6/24/2024 (a)	1,991,000	1,829,605
7.25%, 2/28/2028 (b)	355,000	295,715
7.25%, 2/28/2028 (a)	1,146,000	954,618
6.30%, 1/23/2034 (a)	795,000	566,835
8.25%, 2/28/2048 (a)	3,091,000	2,257,975
		5,904,748
Kuwait — 0.5%
State of Kuwait 3.50%, 3/20/2027 (a)	1,416,000	1,383,520
Malaysia — 0.1%
Malaysia Sovereign Sukuk Bhd. 3.04%, 4/22/2025 (a)	341,000	331,047

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Mexico — 1.9%
United Mexican States
4.13%, 1/21/2026	261,000	255,911
4.15%, 3/28/2027	202,000	198,124
3.75%, 1/11/2028	673,000	642,210
4.50%, 4/22/2029	200,000	194,475
2.66%, 5/24/2031 (c)	400,000	332,325
2.66%, 5/24/2031	235,000	195,241
6.75%, 9/27/2034	100,000	109,206
6.05%, 1/11/2040	86,000	86,661
4.75%, 3/8/2044	386,000	325,519
4.60%, 1/23/2046	2,326,000	1,895,399
4.40%, 2/12/2052 (c)	921,000	710,782
5.75%, 10/12/2110	122,000	106,430
		5,052,283
Morocco — 1.4%
Kingdom of Morocco
5.95%, 3/8/2028 (a)	258,000	261,112
3.00%, 12/15/2032 (a)	3,526,000	2,772,979
4.00%, 12/15/2050 (a)	978,000	646,580
		3,680,671
Oman — 7.7%
Oman Sovereign Sukuk SAOC
4.40%, 6/1/2024 (a)	747,000	734,301
5.93%, 10/31/2025 (a)	970,000	985,945
4.88%, 6/15/2030 (a)	1,475,000	1,482,190
Sultanate of Oman Government Bond
4.88%, 2/1/2025 (a)	201,000	198,274
4.75%, 6/15/2026 (a)	1,479,000	1,435,832
5.38%, 3/8/2027 (a)	1,805,000	1,771,495
6.75%, 10/28/2027 (a)	2,869,000	2,971,746
5.63%, 1/17/2028 (a)	2,214,000	2,190,891
6.00%, 8/1/2029 (a)	1,312,000	1,314,706
6.00%, 8/1/2029 (b)	221,000	221,456
6.25%, 1/25/2031 (a)	893,000	903,772
7.38%, 10/28/2032 (a)	1,435,000	1,564,419
6.50%, 3/8/2047 (a)	2,144,000	1,953,452
6.50%, 3/8/2047 (b)	229,000	208,647
6.75%, 1/17/2048 (a)	1,163,000	1,092,711
7.00%, 1/25/2051 (a)	1,003,000	970,904
		20,000,741
Panama — 1.7%
Republic of Panama
3.16%, 1/23/2030	691,000	607,130
2.25%, 9/29/2032	1,861,000	1,424,014
6.70%, 1/26/2036	717,000	764,860
4.50%, 5/15/2047	200,000	156,600

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Panama—continued
4.50%, 4/16/2050	200,000	151,850
4.30%, 4/29/2053	514,000	374,513
3.87%, 7/23/2060	580,000	376,021
4.50%, 1/19/2063 (c)	919,000	658,119
		4,513,107
Paraguay — 1.1%
Republic of Paraguay
4.95%, 4/28/2031 (a)	444,000	423,826
4.95%, 4/28/2031 (a) (c)	422,000	402,825
6.10%, 8/11/2044 (a)	958,000	892,138
5.40%, 3/30/2050 (a)	1,235,000	1,032,228
		2,751,017
Peru — 1.9%
Republic of Peru
4.13%, 8/25/2027 (c)	1,045,000	1,023,316
2.78%, 1/23/2031	380,000	323,309
1.86%, 12/1/2032	785,000	593,558
8.75%, 11/21/2033	1,166,000	1,467,192
3.00%, 1/15/2034	417,000	340,324
6.55%, 3/14/2037	54,000	59,056
3.30%, 3/11/2041	392,000	291,869
3.23%, 7/28/2121	1,335,000	765,789
		4,864,413
Philippines — 2.2%
Republic of Philippines
10.63%, 3/16/2025	1,101,000	1,214,059
5.50%, 3/30/2026	714,000	729,753
9.50%, 2/2/2030	160,000	202,480
2.46%, 5/5/2030	308,000	267,344
5.00%, 1/13/2037	767,000	766,185
3.70%, 3/1/2041	2,434,000	2,008,506
3.70%, 2/2/2042	624,000	513,162
3.20%, 7/6/2046	200,000	147,663
		5,849,152
Poland — 0.6%
Republic of Poland
3.25%, 4/6/2026	933,000	904,893
5.75%, 11/16/2032	323,000	342,441
5.50%, 4/4/2053	416,000	417,638
		1,664,972
Qatar — 2.2%
State of Qatar
3.40%, 4/16/2025 (a)	540,000	527,276
3.25%, 6/2/2026 (a)	420,000	406,035
4.50%, 4/23/2028 (a)	528,000	532,719

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Qatar—continued
4.00%, 3/14/2029 (a)	773,000	762,999
9.75%, 6/15/2030 (a)	311,000	413,786
6.40%, 1/20/2040 (a)	742,000	866,424
4.63%, 6/2/2046 (b)	276,000	261,476
5.10%, 4/23/2048 (a)	613,000	607,368
4.82%, 3/14/2049 (a)	1,225,000	1,164,362
4.40%, 4/16/2050 (a)	202,000	182,532
		5,724,977
Romania — 1.5%
Romania Government Bond
3.00%, 2/27/2027 (a)	1,562,000	1,421,713
5.25%, 11/25/2027 (a)	74,000	72,534
3.00%, 2/14/2031 (a)	286,000	235,557
3.63%, 3/27/2032 (a)	576,000	484,667
6.00%, 5/25/2034 (a)	234,000	229,437
6.13%, 1/22/2044 (a)	126,000	117,361
4.00%, 2/14/2051 (a)	912,000	619,761
7.63%, 1/17/2053 (a)	632,000	667,839
		3,848,869
Saudi Arabia — 3.2%
Kingdom of Saudi Arabia
4.00%, 4/17/2025 (a)	1,613,000	1,590,619
2.50%, 2/3/2027 (a)	314,000	293,060
3.63%, 3/4/2028 (a)	2,337,000	2,243,228
4.50%, 4/17/2030 (b)	282,000	279,145
2.25%, 2/2/2033 (a)	200,000	162,475
4.50%, 10/26/2046 (a)	581,000	506,306
4.63%, 10/4/2047 (a)	2,157,000	1,893,846
4.63%, 10/4/2047 (b)	247,000	216,866
5.25%, 1/16/2050 (a)	433,000	415,896
3.25%, 11/17/2051 (a)	200,000	138,788
KSA Sukuk Ltd. 2.25%, 5/17/2031 (a)	632,000	537,121
		8,277,350
Serbia — 0.6%
Republic of Serbia
2.13%, 12/1/2030 (a)	1,075,000	805,108
6.50%, 9/26/2033 (a)	839,000	813,201
		1,618,309
South Africa — 5.6%
Republic of South Africa
4.67%, 1/17/2024	215,000	212,084
5.88%, 9/16/2025	1,810,000	1,786,017
4.88%, 4/14/2026	1,145,000	1,081,882
4.85%, 9/27/2027	1,042,000	960,789
4.30%, 10/12/2028	552,000	475,514
4.85%, 9/30/2029	2,523,000	2,171,830

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
South Africa—continued
5.88%, 6/22/2030 (c)	1,565,000	1,405,859
5.38%, 7/24/2044	799,000	542,970
5.00%, 10/12/2046	2,010,000	1,276,099
5.65%, 9/27/2047	4,409,000	2,996,191
7.30%, 4/20/2052	2,221,000	1,781,381
		14,690,616
Trinidad And Tobago — 0.4%
Republic of Trinidad and Tobago
4.50%, 8/4/2026 (a)	200,000	194,413
4.50%, 8/4/2026 (a) (c)	801,000	778,622
		973,035
Turkey — 7.4%
Hazine Mustesarligi Varlik Kiralama A/S
4.49%, 11/25/2024 (b)	1,000	937
5.13%, 6/22/2026 (a)	1,032,000	918,029
7.25%, 2/24/2027 (a)	1,201,000	1,120,533
Republic of Turkey
5.75%, 3/22/2024	659,000	640,383
6.35%, 8/10/2024	312,000	301,626
7.38%, 2/5/2025 (c)	671,000	648,899
4.75%, 1/26/2026	3,076,000	2,747,829
4.25%, 4/14/2026	1,012,000	880,946
4.88%, 10/9/2026	1,443,000	1,256,131
6.00%, 3/25/2027	692,000	613,847
5.13%, 2/17/2028	1,137,000	963,110
6.13%, 10/24/2028	200,000	173,663
7.63%, 4/26/2029	609,000	555,065
11.88%, 1/15/2030	245,000	270,924
5.95%, 1/15/2031	2,953,000	2,377,719
5.88%, 6/26/2031	2,101,000	1,670,689
6.50%, 9/20/2033 (c)	3,252,000	2,609,323
8.00%, 2/14/2034	113,000	103,452
6.88%, 3/17/2036	304,000	244,492
6.75%, 5/30/2040	646,000	489,264
6.00%, 1/14/2041	400,000	279,950
4.88%, 4/16/2043	354,000	217,555
5.75%, 5/11/2047	207,000	135,430
		19,219,796
United Arab Emirates — 1.9%
Sharjah Sukuk Program Ltd. 4.23%, 3/14/2028 (a)	200,000	190,162
United Arab Emirates Government Bond
2.50%, 4/16/2025 (a)	200,000	191,975
3.13%, 10/11/2027 (a)	1,162,000	1,109,202
1.63%, 6/2/2028 (a)	1,206,000	1,066,405
1.88%, 9/15/2031 (a)	474,000	397,508
5.25%, 1/30/2043 (a)	200,000	185,100

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
United Arab Emirates—continued
3.13%, 9/30/2049 (a)	540,000	393,626
3.13%, 9/30/2049 (b)	265,000	193,168
3.88%, 4/16/2050 (a)	200,000	166,538
4.00%, 7/28/2050 (a)	200,000	122,663
4.95%, 7/7/2052 (a)	269,000	265,520
3.25%, 10/19/2061 (a)	600,000	429,488
2.70%, 9/2/2070 (a)	575,000	345,647
		5,057,002
Uruguay — 1.4%
Oriental Republic of Uruguay
4.38%, 10/27/2027	617,000	615,188
4.38%, 1/23/2031 (c)	673,000	670,182
7.63%, 3/21/2036	201,000	249,403
5.10%, 6/18/2050 (c)	1,371,000	1,345,122
4.98%, 4/20/2055	784,000	753,522
		3,633,417
Vietnam — 0.4%
Socialist Republic of Vietnam
4.80%, 11/19/2024 (a)	832,000	815,256
4.80%, 11/19/2024 (b)	200,000	195,975
		1,011,231
Total Foreign Government Securities (Cost $237,888,837)		229,979,607
Corporate Bonds — 9.8%
Azerbaijan — 0.6%
Southern Gas Corridor CJSC
6.88%, 3/24/2026 (a)	1,167,000	1,188,881
6.88%, 3/24/2026 (b) (c)	393,000	400,369
		1,589,250
Bahrain — 0.3%
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/2027 (b)	203,000	205,766
7.50%, 10/25/2027 (a)	490,000	496,676
		702,442
Chile — 0.6%
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	900,000	791,606
4.38%, 2/5/2049 (a)	401,000	331,326
3.70%, 1/30/2050 (a)	482,000	354,361
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (a)	200,000	164,375
		1,641,668
China — 1.5%
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027 (a)	200,000	190,168
Minmetals Bounteous Finance BVI Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.21%), 3.38%, 9/3/2024 (a) (d) (e) (f)	400,000	386,950

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
China — continued
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042 (a)	200,000	195,163
Sinopec Group Overseas Development 2017 Ltd. 3.63%, 4/12/2027 (b)	200,000	193,725
Sinopec Group Overseas Development 2018 Ltd.
2.15%, 5/13/2025 (a)	405,000	381,662
2.95%, 11/12/2029 (a)	752,000	688,221
2.70%, 5/13/2030 (a)	400,000	361,200
SPIC MTN Co. Ltd. 1.63%, 7/27/2025 (a)	486,000	449,641
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/2027 (b)	2,000	1,930
3.50%, 5/4/2027 (a)	954,000	920,789
		3,769,449
Indonesia — 0.5%
Pelabuhan Indonesia Persero PT 4.25%, 5/5/2025 (a)	485,000	474,936
Pertamina Persero PT
5.63%, 5/20/2043 (a)	200,000	188,913
4.18%, 1/21/2050 (a)	485,000	376,118
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
6.15%, 5/21/2048 (a)	218,000	209,048
4.00%, 6/30/2050 (a)	200,000	141,475
		1,390,490
Malaysia — 1.3%
Petronas Capital Ltd.
3.50%, 3/18/2025 (a)	200,000	194,350
3.50%, 4/21/2030 (a)	1,698,000	1,586,356
2.48%, 1/28/2032 (a)	400,000	339,200
4.50%, 3/18/2045 (a)	259,000	238,604
4.55%, 4/21/2050 (a)	320,000	294,000
3.40%, 4/28/2061 (a)	1,040,000	743,145
		3,395,655
Mexico — 1.6%
Banco Nacional de Comercio Exterior SNC 4.38%, 10/14/2025 (a)	254,000	247,856
Mexico City Airport Trust 5.50%, 7/31/2047 (a)	209,000	159,383
Petroleos Mexicanos
4.50%, 1/23/2026 (c)	704,000	623,047
6.88%, 8/4/2026 (c)	599,000	544,716
6.70%, 2/16/2032	1,251,000	932,933
10.00%, 2/7/2033 (a)	168,000	149,873
6.63%, 6/15/2035	372,000	251,472
6.50%, 6/2/2041	206,000	125,956
6.75%, 9/21/2047	1,762,000	1,059,649
6.95%, 1/28/2060	132,000	78,164
		4,173,049
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (a)	200,000	149,850
Banco Nacional de Panama 2.50%, 8/11/2030 (a)	566,000	448,909
		598,759

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Peru — 0.2%
Petroleos del Peru SA
4.75%, 6/19/2032 (a)	691,000	496,570
5.63%, 6/19/2047 (a)	200,000	121,400
		617,970
Qatar — 0.4%
QatarEnergy 3.13%, 7/12/2041 (a)	1,502,000	1,129,128
Saudi Arabia — 0.3%
Gaci First Investment Co.
4.88%, 2/14/2035 (a)	200,000	193,413
5.13%, 2/14/2053 (a)	492,000	444,737
		638,150
South Africa — 1.3%
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023 (b)	2,000	1,977
7.13%, 2/11/2025 (b)	327,000	312,448
7.13%, 2/11/2025 (a)	1,680,000	1,605,240
6.35%, 8/10/2028 (b)	240,000	216,750
6.35%, 8/10/2028 (a)	271,000	244,747
Transnet SOC Ltd. 8.25%, 2/6/2028 (a)	1,024,000	978,112
		3,359,274
United Arab Emirates — 1.0%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (a)	275,000	253,911
DP World Ltd. 6.85%, 7/2/2037 (a)	630,000	681,502
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (a)	1,213,000	1,100,646
2.88%, 5/21/2030 (a)	201,000	181,001
3.38%, 3/28/2032 (a)	212,000	192,231
3.40%, 6/7/2051 (a)	200,000	151,600
		2,560,891
Total Corporate Bonds (Cost $26,698,109)		25,566,175
	SHARES
Short-Term Investments — 4.8%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (g) (h)(Cost $480,629)	480,629	480,629
Investment of Cash Collateral from Securities Loaned — 4.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.26% (g) (h)	9,797,981	9,798,961
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (g) (h)	2,125,390	2,125,390
Total Investment of Cash Collateral from Securities Loaned (Cost $11,925,511)		11,924,351
Total Short-Term Investments (Cost $12,406,140)		12,404,980

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 102.9% (Cost $276,993,086)		267,950,762
Liabilities in Excess of Other Assets — (2.9)%		(7,497,063)
NET ASSETS — 100.0%		260,453,699

Percentages indicated are based on net assets.

Abbreviations
CJSC	Closed Joint Stock Company
GMTN	Global Medium Term Note
MTN	Medium Term Note
PT	Limited liability company
SPC	Special purpose company

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at May 31, 2023. The total value of securities on loan at May 31, 2023 is $11,455,999.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2023.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2023.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$25,566,175	$—	$25,566,175
Foreign Government Securities	—	229,979,607	—	229,979,607
Short-Term Investments
Investment Companies	480,629	—	—	480,629
Investment of Cash Collateral from Securities Loaned	11,924,351	—	—	11,924,351
Total Short-Term Investments	12,404,980	—	—	12,404,980

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$12,404,980	$255,545,782	$—	$267,950,762
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.26% (a) (b)	$8,802,300	$14,000,000	$13,000,000	$(2,379)	$(960)	$9,798,961	9,797,981	$116,929	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (a) (b)	1,809,720	21,199,188	20,883,518	—	—	2,125,390	2,125,390	30,595	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (a) (b)	1,134,608	7,155,881	7,809,860	—	—	480,629	480,629	9,187	—
Total	$11,746,628	$42,355,069	$41,693,378	$(2,379)	$(960)	$12,404,980		$156,711	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.